UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one):       [  ]  is a restatement.
                                           [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        First United Bank & Trust
Address:     19 South Second Street
             Oakland, Maryland 21550

Form 13F File Number:  28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Eugene D. Helbig, Jr.
Title:       Senior Trust Officer/SVP
Phone:       301-533-2360

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.       Oakland, Maryland       January 12, 2011
       Signature                   City, State                Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                          0

Form 13F Information Table Entry Total:                                    73

Form 13F Information Table Value Total:                               $63,826
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

             None

                                                  FORM 13F INFORMATION TABLE
                                                                                                               VOTING AUTHORITY
                                                          VALUE    SHARES/    SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                TITLE OF CLASS      CUSIP  (X$1000)  PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                 G1151C101       705     14545    SH          SOLE              14545         0     0
AT&T INC                          COM         00206R102       483     16455    SH          SOLE              16455         0     0
ABBOTT LABS                       COM           2824100       774     16154    SH          SOLE              16154         0     0
AECOM TECHNOLOGY CORP DELAW        A          00766T100       417     14900    SH          SOLE              14900         0     0
BANK OF AMERICA CORP                           60505104       205     15361    SH          SOLE              15361         0     0
BECTON DICKINSON AND COMPANY                   75887109       417      4930    SH          SOLE               4930         0     0
BRISTOL MYERS SQUIBB CO           COM         110122108      1427     53920    SH          SOLE              53920         0     0
CSX CORP                          COM         126408103       702     10870    SH          SOLE              10870         0     0
CHEVRONTEXACO                                 166764100      1299     14232    SH          SOLE              14232         0     0
CISCO SYS INC                     COM         17275R102       649     32085    SH          SOLE              32085         0     0
COCA COLA CO                      COM         191216100       977     14852    SH          SOLE              14852         0     0
CORNING INC                       COM         219350105       552     28586    SH          SOLE              28586         0     0
COSTCO WHSL CORP NEW                          22160K105       303      4200    SH          SOLE               4200         0     0
DANAHER CORP DEL                  COM         235851102      1479     31370    SH          SOLE              31370         0     0
DEERE & COMPANY                               244199105      1003     12080    SH          SOLE              12080         0     0
DISNEY WALT CO                COM DISNEY      254687106       536     14281    SH          SOLE              14281         0     0
DOMINION NEW RES INC VA NEW                   25746U109      1270     29718    SH          SOLE              29718         0     0
DU PONT E I DE NEMOURS & CO       COM         263534109      1117     22395    SH          SOLE              22395         0     0
EXELON CORP                                   30161N101       596     14318    SH          SOLE              14318         0     0
EXXON MOBIL CORP                  COM         30231G102      2513     34370    SH          SOLE              34370         0     0
FIRST UNITED CORPORATION                      33741H107      1003    292572    SH          SOLE             289572      3000     0
GENERAL ELEC CO                   COM         369604103       211     11555    SH          SOLE              11555         0     0
GILEAD SCIENCES INC                           375558103       316      8718    SH          SOLE               8718         0     0
GRAINGER W W INC                              384802104       711      5145    SH          SOLE               5145         0     0
HEINZ H J CO                      COM         423074103       890     17996    SH          SOLE              17996         0     0
INTERNATIONAL BUSINESS MACHS      COM         459200101      1053      7173    SH          SOLE               7173         0     0
ISHARES DOW JONES TRANSPORT        A          464287192       851      9215    SH          SOLE               9215         0     0
ISHARES TRUST MSCI EMERGIN                    464287234      1940     40719    SH          SOLE              40719         0     0
ISHARES MSCI EAFE INDEX FUND                  464287465       361      6207    SH          SOLE               6207         0     0
ISHARE RUSSELL MID CAP VALUE                  464287473      1406     31254    SH          SOLE              31254         0     0
ISHARE RUSELL MID CAP GROWTH                  464287481       868     15340    SH          SOLE              15340         0     0
ETF- ISHARES TRUST MID CAP I                  464287499       461      4535    SH          SOLE               4535         0     0
ISHARES RUSSELL 1000 VAL
  INDEX FD                                    464287598      1110     17119    SH          SOLE              17119         0     0
ISHARES RUSSELL 1000 GROWTH
  INDEX FD                                    464287614      1902     33211    SH          SOLE              33211         0     0
ISHARES RUSSELL 2000 VALUE                    464287630       967     13602    SH          SOLE              13602         0     0
ISHARES TR RUSSELL 2000
  GROWTH INDEX FD                             464287648      1123     12846    SH          SOLE              12846         0     0
ISHARES-TECHNOLOGY                            464287721      1330     20660    SH          SOLE              20660         0     0
ISHARES TR DJ US REAL EST                     464287739       987     17645    SH          SOLE              17645         0     0
ISHARES - HEALTH                              464287762       844     12915    SH          SOLE              12915         0     0
JOHNSON & JOHNSON                 COM         478160104      1439     23269    SH          SOLE              23269         0     0
JUNIPER NETWORKS                              48203R104       269      7300    SH          SOLE               7300         0     0
KOHL'S CORP (WISCONSIN)                       500255104      1281     23575    SH          SOLE              23575         0     0
LOWES COS INC                     COM         548661107      1002     39987    SH          SOLE              39987         0     0
M & T BANK CORP                               55261F104       481      5531    SH          SOLE               5531         0     0
MCDONALDS CORP                    COM         580135101       772     10062    SH          SOLE              10062         0     0
MEADWESTVACO CORP                             583334107       296     11310    SH          SOLE              11310         0     0
MICROSOFT CORP                    COM         594918104       232      8333    SH          SOLE               8333         0     0
NATIONAL OILWELL VARCO INC                    637071101       348      5175    SH          SOLE               5175         0     0
NUVEEN INSD TAX-FREE
  ADVANTAGE MUN FD                COM         670657105       170     12713                SOLE              12713         0     0
PNC FINL SVCS GROUP INC           COM         693475105       267      4398    SH          SOLE               4398         0     0
PEPSICO INC                       COM         713448108      1133     17340    SH          SOLE              17340         0     0
POWERSHARE QQQ TR                             73935A104      2917     53570    SH          SOLE              53570         0     0
POWERSHARES WATER RESOURCE         P          73935X575       246     12950    SH          SOLE              12950         0     0
POWERSHARES OIL SERVICES                      73935X625       821     37635    SH          SOLE              37635         0     0
PRAXAIR INC                       COM         74005P104       919      9625    SH          SOLE               9625         0     0
PRICE T ROWE GROUP INC                        74144T108       854     13235    SH          SOLE              13235         0     0
PROCTER & GAMBLE CO               COM         742718109       705     10962    SH          SOLE              10962         0     0
PRUDENTIAL FINANCIAL INC                      744320102       337      5737    SH          SOLE               5737         0     0
RYDEX ETF TR S&P 500 EQUAL
  WEIGHTED INDEX FD                           78355W106       462      9761    SH          SOLE               9761         0     0
SPDR TRUST UNIT                               78462F103      5387     42843    SH          SOLE              42843         0     0
SPDR GOLD TRUST ETF                           78463V107       307      2210    SH          SOLE               2210         0     0
SPDR DOW JONES INDL AVERAGE                   78467X109       953      8246    SH          SOLE               8246         0     0
SCHLUMBERGER LTD                  COM         806857108       853     10218    SH          SOLE              10218         0     0
SPDR-BASIC MATERIALS                          81369Y100       476     12402    SH          SOLE              12402         0     0
SPDR - CONSUMER STAPLES                       81369Y308       464     15852    SH          SOLE              15852         0     0
SPDR CONSUMER DISCRETIONARY                   81369Y407       584     15622    SH          SOLE              15622         0     0
SPDR-ENERGY                                   81369Y506       570      8346    SH          SOLE               8346         0     0
S&P FINANCIAL SELECT SECTOR
  SPDRFUND                                    81369Y605       206     12900    SH          SOLE              12900         0     0
SPDR-INDUSTRIAL                               81369Y704       494     14159    SH          SOLE              14159         0     0
STATE ST CORP                                 857477103       516     11140    SH          SOLE              11140         0     0
TEXAS INSTRS INC                  COM         882508104       376     11560    SH          SOLE              11560         0     0
VERIZON COMMUNICATIONS                        92343V104      1365     38162    SH          SOLE              38162         0     0
WASTE MANAGEMENT INC                          94106L109       566     15350    SH          SOLE              15350         0     0

GRAND TOTALS                                                63826   1519527                                1516527      3000     0